Material related party transactions - Summary of Key Management Personnel Compensation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Short-term employment benefits (excluding discretionary bonus)	¥ 8,972	¥ 8,037
Discretionary bonus	4,376	5,470
Contributions to defined contribution retirement plans	109	135
Share-based compensation expenses	40,047	165,528
Total	¥ 53,504	¥ 179,170